Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	$ 23,876	$ 21,451
Business Acquisition Obligation	5,682
Suppliers [Member]
Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	7,735	4,944
Shipyards [Member]
Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	223	22
Insurers [Member]
Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	697	1,516
Agents [Member]
Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	650	575
Other Creditors [Member]
Note 12 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	$ 8,889	$ 14,394